CONVERTIBLE PROMISSORY NOTES (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	$ 435,634	$ 16,843	$ 16,843	$ 1,582,495
Proceeds net of transaction costs	79,494		572,389	795,046
Repayments			(33,596)	(31,762)
Conversions	(252,102)		(1,379,907)	(1,757,114)
Fair value change	57,109	0	1,067,076	(534,118)
Interest expense	5,576		58,470	19,649
Accretion expense	58,589	0	146,624	7,039
Foreign exchange (gain) loss	16,272		(12,265)	(64,392)
Convertible promissory notes, ending	400,572		435,634	16,843
Promissory Note
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	165,698	209,755	209,755	241,517
Proceeds net of transaction costs	0		0	0
Repayments			(33,596)	(31,762)
Conversions	0		0	0
Fair value change	0		0	0
Interest expense	0		0	0
Accretion expense	0		0	0
Foreign exchange (gain) loss	11,678		(10,461)	0
Convertible promissory notes, ending	177,376		165,698	209,755
Convertible Promissory Note - Liability Component
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	50,593	25,541	25,541	1,340,978
Proceeds net of transaction costs	2,640		13,328	440,587
Repayments			0	0
Conversions	(183,973)		(191,566)	(1,718,320)
Fair value change	127,916		0	0
Interest expense	5,576		58,470	19,649
Accretion expense	58,589		146,624	7,039
Foreign exchange (gain) loss	4,594		(1,804)	(64,392)
Convertible promissory notes, ending	65,935		50,593	25,541
Derivative Liability
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	370,194	733,339	733,339	0
Proceeds net of transaction costs	277,205		1,517,944	1,576,119
Repayments			0	0
Conversions	(102,767)		(1,545,331)	(38,794)
Fair value change	(167,487)		(335,758)	(803,986)
Interest expense	0		0	0
Accretion expense	0		0	0
Foreign exchange (gain) loss	0		0	0
Convertible promissory notes, ending	377,145		370,194	733,339
Deferred Derivative Loss (Increase)
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	(150,851)	$ (951,792)	(951,792)	0
Proceeds net of transaction costs	(200,351)		(958,883)	(1,221,660)
Repayments			0	0
Conversions	34,638		356,990	0
Fair value change	96,680		1,402,834	269,868
Interest expense	0		0	0
Accretion expense	0		0	0
Foreign exchange (gain) loss	0		0	0
Convertible promissory notes, ending	$ (219,884)		$ (150,851)	$ (951,792)